S000061337 [Member] Investment Objectives and Goals - iShares Bloomberg Roll Select Commodity Strategy ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® BLOOMBERG ROLL SELECT COMMODITY STRATEGY ETF Ticker: CMDYStock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares Bloomberg Roll Select Commodity Strategy ETF (the “Fund”) seeks to track the investment results of an index composed of a broad range of commodity exposures with enhanced roll selection, on a total return basis.